Fair Value (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying value at estimated fair value	$ 10,716	$ 2,510
Securitized Reverse Residential Mortgage Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid principal balance	6,914
Excess estimated fair value over unpaid principal balance	738
Carrying value at estimated fair value	7,652
Loans in non-accrual status	0
Loans more than 90 days past due	59
Loans in non-accrual status or more than 90 days past due, or both - difference between aggregate estimated fair value and unpaid principal balance	$ 0